Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.     Organization
Griffin Capital Essential Asset REIT, Inc. (“GCEAR”) is a internally managed real estate investment trust (“REIT”) organized primarily with the purpose of acquiring single tenant office and industrial net lease properties essential to the business operations of the tenant. GCEAR’s year-end
date is December 31.
On December 14, 2018, GCEAR, Griffin Capital Essential Asset Operating Partnership II, L.P. (the “GCEAR II Operating Partnership”), GCEAR’s wholly-owned subsidiary Globe Merger Sub, LLC (“Merger Sub”), the entity formerly known as Griffin Capital Essential Asset REIT, Inc.
(“EA-1”),
and Griffin Capital Essential Asset Operating Partnership, L.P. (the
“EA-1
Operating Partnership”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). On April 30, 2019, pursuant to the Merger Agreement,
(i) EA-1
merged with and into Merger Sub, with Merger Sub surviving as GCEAR’s direct, wholly-owned subsidiary (the “Company Merger”) and (ii) the GCEAR II Operating Partnership merged with and into the
EA-1
Operating Partnership (the “Partnership Merger” and, together with the Company Merger, the “Mergers”), with the
EA-1
Operating Partnership (and now known as the “Current Operating Partnership”) surviving the Partnership Merger. In addition, on April 30, 2019, following the Mergers, Merger Sub merged into GCEAR. In connection with the Mergers, the Company converted
EA-1’s
Series A cumulative perpetual convertible preferred stock into GCEAR’s newly created Series A cumulative perpetual convertible preferred stock (the “Series A Preferred Shares”). Also on April 30, 2019, the Company converted each
EA-1
Operating Partnership unit outstanding into 1.04807 Class E units in the Current Operating Partnership and each unit outstanding in the GCEAR II Operating Partnership converted into one unit of like class in the Current Operating Partnership (the “OP Units”). The Current Operating Partnership and Griffin Capital Real Estate Company, LLC (“GRECO”) are the subsidiaries of the Company and are the entities through which the Company conducts its business.
In addition, on December 14, 2018,
EA-1
and the
EA-1
Operating Partnership entered into a series of transactions, agreements, and amendments to
EA-1’s
existing agreements and arrangements with
EA-1’s
former sponsor, Griffin Capital Company, LLC (“GCC”), and Griffin Capital, LLC (“GC LLC”), pursuant to which GCC and GC LLC contributed all of the membership interests of GRECO (including the GRECO employees) and certain assets related to the business of GRECO to the
EA-1
Operating Partnership (the “Self-Administration Transaction”). As a result of the Self-Administration Transaction,
EA-1
became self-managed and acquired the advisory, asset management and property management business of GRECO. In connection with the Mergers, many of the agreements and amendments entered into by
EA-1
as part of the Self-Administration Transaction were assumed by GCEAR pursuant to the Mergers.
In connection with the Mergers, GCEAR was the legal acquirer and
EA-1
was the accounting acquirer for financial reporting purposes. Thus, the financial information set forth herein subsequent to the Mergers reflects results of the combined entity, and the financial information set forth herein prior to the Mergers reflects
EA-1’s
results. For this reason, period to period comparisons may not be meaningful.
Unless the context requires otherwise, all references to the “Company,” “we,” “our,” and “us” herein mean
EA-1
and one or more of
EA-1’s
subsidiaries for periods prior to the Mergers, and GCEAR and one or more of GCEAR’s subsidiaries, including GRECO and the Current Operating Partnership, for periods following the Mergers. Certain historical information of GCEAR is included for background purposes.
On September 20, 2017, GCEAR commenced a
follow-on
offering of up to $2.2 billion of shares (the
“Follow-On
Offering”), consisting of up to $2.0 billion of shares in GCEAR’s primary offering and $0.2 billion of shares pursuant to its distribution reinvestment plan (“DRP”). Since September 20, 2017, the Company had issued 12,250,750 shares of common stock for aggregate gross proceeds of approximately $116.4 million in these offerings. See Note 9,
Equity
, for the status of the
Follow-On
Offering and DRP.
The Current Operating Partnership owns, directly or indirectly, all of the properties that the Company has acquired. As of September 30, 2020, the Company owned approximately 87.8% of the OP Units of the Current Operating Partnership. As a result of the contribution of five properties to the Company and the Self-Administration Transaction, the former sponsor and certain of its affiliates owned approximately 10.6% of the limited partnership units of the Current Operating Partnership, including approximately 2.4 million units owned by the Company’s Executive Chairman and Chairman of the Board, Kevin A. Shields, as of September 30, 2020. The remaining approximately 1.6% OP Units are owned by unaffiliated third parties. The Current Operating Partnership may conduct certain activities through one or more of the Company’s taxable REIT subsidiaries, which are wholly-owned subsidiaries of the Current Operating Partnership.
As of September 30, 2020, the Company had issued 283,769,972 shares (approximately $2.8 billion) of common stock since November 9, 2009 in various private offerings, public offerings, DRP offerings and mergers (includes
EA-1
offerings and
EA-1
merger with Signature Office REIT, Inc. and the Mergers). There were 229,775,115 shares of common stock outstanding as of September 30, 2020, including shares issued pursuant to the DRP, less shares redeemed pursuant to the share redemption program (“SRP”) and self-tender offer. As of September 30, 2020 and December 31, 2019, the Company had issued approximately $310.8 million and $293.7 million in shares pursuant to the DRP, respectively. As of September 30, 2020, 151,178 shares subject to the Company’s quarterly cap on aggregate redemptions were classified on the consolidated balance sheet as common stock subject to redemption.

1.	Organization
Griffin Capital Essential Asset REIT, Inc., formerly known as Griffin Capital Essential Asset REIT II, Inc. (“GCEAR”), is a real estate investment trust (“REIT”) organized primarily with the purpose of acquiring single tenant net lease properties essential to the business operations of the tenant, and has used a substantial amount of the net investment proceeds from its offerings to invest in such properties. GCEAR’s year-end
date is December 31.
On December 14, 2018, GCEAR, Griffin Capital Essential Asset Operating Partnership II, L.P. (the “GCEAR II Operating Partnership”), GCEAR’s wholly-owned subsidiary Globe Merger Sub, LLC (“Merger Sub”), the entity formerly known as Griffin Capital Essential Asset REIT, Inc.
(“EA-1”),
and Griffin Capital Essential Asset Operating Partnership, L.P. (the
“EA-1
Operating Partnership”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). On April 30, 2019, pursuant to the Merger Agreement,
(i) EA-1
merged with and into Merger Sub, with Merger Sub surviving as GCEAR’s direct, wholly-owned subsidiary (the “Company Merger”) and (ii) the GCEAR II Operating Partnership merged with and into the
EA-1
Operating Partnership (the “Partnership Merger” and, together with the Company Merger, the “Mergers”), with the
EA-1
Operating Partnership (and now known as the “Current Operating Partnership”) surviving the Partnership Merger. In addition, on April 30, 2019, following the Mergers, Merger Sub merged into GCEAR. In connection with the Mergers, each issued and outstanding share of
EA-1’s
common stock (or fraction thereof) was converted into 1.04807 shares of GCEAR’s newly created Class E common stock, $0.001 par value per share, and each issued and outstanding share of
EA-1’s
Series A cumulative perpetual convertible preferred stock was converted into one share of GCEAR’s newly created Series A cumulative perpetual convertible preferred stock (the “Series A Preferred Shares”). Also on April 30, 2019, each
EA-1
Operating Partnership unit outstanding converted into 1.04807 Class E units in the Current Operating Partnership and each unit outstanding in the GCEAR II Operating Partnership converted into one unit of like class in the Current Operating Partnership (the “OP Units”). On April 30, 2019, GCEAR issued approximately 174,981,547 Class E shares and 5,000,000 shares of Series A Preferred Shares. Immediately following the consummation of the Mergers, GCEAR had 252,863,421 shares of common stock outstanding, and 5,000,000 shares of Series A Preferred Shares outstanding and the Current Operating Partnership had 284,533,435 OP Units outstanding.
In connection with the Mergers, GCEAR was the legal acquirer and
EA-1
was the accounting acquirer for financial reporting purposes, as discussed in Note 4,
Real Estate
. Thus, the financial information set forth herein subsequent to the Mergers reflects results of the combined entity, and the financial information set forth herein prior to the Mergers reflects
EA-1’s
results. For this reason, period to period comparisons may not be meaningful.
Unless the context requires otherwise, all references to the “Company,” “we,” “our,” and “us” herein mean
EA-1
and one or more of
EA-1’s
subsidiaries for periods prior to the Mergers, and GCEAR and one or more of GCEAR’s subsidiaries for periods following the Mergers. Certain historical information of GCEAR is included for background purposes.
Prior to the Mergers, on December 14, 2018,
EA-1
and the
EA-1
Operating Partnership entered into a series of transactions, agreements, and amendments to
EA-1’s
existing agreements and arrangements (such agreements and amendments hereinafter collectively referred to as the “Self Administration Transaction”), with
EA-1’s
former sponsor, Griffin Capital Company, LLC (“GCC”), and Griffin Capital, LLC (“GC LLC”), pursuant to which GCC and GC LLC contributed to the
EA-1
Operating Partnership all of the membership interests of Griffin Capital Real Estate Company, LLC (“GRECO”) and certain assets related to the business of GRECO, in exchange for 20,438,684 units of limited partnership in the
EA-1
Operating Partnership and additional limited partnership units as earn-out
consideration. As a result of the Self Administration Transaction,
EA-1
became self-managed and acquired the advisory, asset management and property management business of GRECO. As part of the Self Administration Transaction,
EA-1
entered into a series of agreements and amendments to existing agreements which were assumed by GCEAR pursuant to the Mergers.
On December 12, 2018, in connection with the Mergers, the board of directors (the “Board”) of the Company approved the temporary suspension of the distribution reinvestment plan (“DRP”) and share redemption program (“SRP”) (the board of directors of
EA-1
also approved the temporary suspension of its distribution reinvestment plan and share redemption program on such date). During the quarter ended September 30, 2018, the Company reached the 5% annual limitation of the SRP for 2018 and, therefore, redemptions submitted for the fourth quarter of 2018 were not processed. The DRP was officially suspended as of December 30, 2018, and the SRP was officially suspended as of January 19, 2019. All December 2018 distributions were paid in cash only. On February 15, 2019, the Board determined it was in the best interests of the Company to reinstate the DRP effective with the February distributions paid on or around March 1, 2019. On June 12, 2019, the Board approved, effective as of July 13, 2019, (i) the reinstatement of the SRP; and (ii) the inclusion of the Company’s Class E shares in the SRP, such that holders of the Company’s Class E shares may utilize the SRP and redeem their shares under the SRP subject to certain limitations and conditions as described in the SRP. Stockholders of
EA-1
who were enrolled in
EA-1’s
distribution reinvestment plan were automatically enrolled in the Company’s DRP, unless such stockholder requested to not be enrolled in the Company’s DRP.
On September 20, 2017, GCEAR commenced a
follow-on
offering of up to $2.2 billion of shares (the
“Follow-On
Offering”), consisting of up to $2.0 billion of shares in GCEAR’s primary offering and $0.2 billion of shares pursuant to its DRP. Pursuant to the
Follow-On
Offering, GCEAR offered to the public four new classes of shares of common stock: Class T shares, Class S shares, Class D shares, and Class I shares with net asset value (“NAV”) based pricing. The share classes have different selling commissions, dealer manager fees, and ongoing distribution fees. On August 16, 2018, the board of directors of GCEAR approved the temporary suspension of the primary portion of the
Follow-On
Offering, effective August 17, 2018. On June 12, 2019, the Board approved the reinstatement of the primary portion of the
Follow-On
Offering, effective June 18, 2019. Since September 20, 2017, the Company had issued 8,412,006 shares of common stock for aggregate gross proceeds of approximately $80.7 million in its offerings December 31, 2019. See Note 18
, Subsequent Events,
for the status of the
Follow-on
Offering, DRP and SRP.
The Current Operating Partnership owns, directly or indirectly, all of the properties that the Company has acquired. As of December 31, 2019, the Company owned approximately 87.7% of the OP Units of the Current Operating Partnership. As a result of the contribution of five properties to the Company and the Self Administration Transaction, the former sponsor and certain of its affiliates, including certain officers of the Company, owned approximately 10.6% of the OP Units of the Current Operating Partnership, including approximately 2.4 million units owned by the Company’s Executive Chairman and Chairman of the Board, Kevin A. Shields, as of December 31, 2019. The remaining approximately 1.7% OP Units are owned by unaffiliated third parties. 6,000 OP Units of the Current Operating Partnership have been redeemed during the years ended December 31, 2019 and 2018. The Current Operating Partnership may conduct certain activities through one or more of the Company’s taxable REIT subsidiaries, which are wholly-owned subsidiaries of the Current Operating Partnership.
Since November 9, 2009, the Company had issued 281,468,830 shares of common stock as of December 31, 2019. The Company has received aggregate gross offering proceeds of approximately $2.7 billion from the sale of shares in its various private offerings, public offerings, and DRP offerings (shares and gross offering proceeds include
EA-1
amounts). The Company also issued approximately 43,772,611 shares of its common stock upon the consummation of the merger of Signature Office REIT, Inc. in June 2015. There were 227,853,720 shares of common stock outstanding as of December 31, 2019, including shares issued pursuant to the DRP, less shares redeemed pursuant to the SRP and self-tender offer. As of December 31, 2019 and December 31, 2018, the Company had issued approximately $293.7 million and $252.8 million in shares pursuant to the DRP, respectively. As of December 31, 2019, 20.6 million subject to the Company’s quarterly cap on aggregate redemptions are classified on the consolidated balance sheet as common stock subject to redemption.